Financial Assets (Non-Current and Current)	12 Months Ended
Dec. 31, 2017
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Financial Assets (Non-Current and Current)

NOTE 9—FINANCIAL ASSETS (NON-CURRENT AND CURRENT)

Financial assets (non-current and current) were broken down as follows:

		As of December 31,
		2017	2016
		(millions of euros)
Non-current financial assets
Securities, financial receivables and other non-current financial assets:
Securities other than investments			1
Financial receivables for lease contracts		69	101
Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature		1,495	2,497
Receivables from employees		47	48
Non-hedging derivatives		7	39
Other financial receivables		150	12

Total non-current financial assets	(A)	1,768	2,698

Current financial assets
Securities other than investments
Held for trading			140
Held to maturity
Available for sale		993	1,379

		993	1,519
Financial receivables and other current financial assets:
Liquid assets with banks, financial institutions and post offices (with a maturity greater than 3 months)		100	100
Receivables from employees		16	15
Financial receivables for lease contracts		45	59
Hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature		260	185
Non-hedging derivatives		15	28
Other short-term financial receivables		1	2

		437	389
Cash and cash equivalents		3,575	3,964

Total current financial assets	(B)	5,005	5,872

Financial assets relating to Discontinued operations/Non-current assets held for sale	(C)	—	—

Total non-current and current financial assets	(A+B+C)	6,773	8,570

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.

Financial receivables for lease contracts refer to:

•	Teleleasing lease contracts entered into directly with customers in previous years and for which TIM is the guarantor;

•	the portion of rental contracts, with the rendering of accessory services;

•	finance leases on user rights and equipment.

Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature mainly refer to the mark-to-market spot valuation component of the hedging derivatives, whereas Hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature mainly consist of accrued income on derivative contracts.

The Non-hedging derivatives consist of the mark-to-market component of the non-hedging derivatives of the Brazil Business Unit.

Further details are provided in the Note “Derivatives”.

Other non-current financial receivables include 150 million euros deposited with Deutsche Bank, maturing in June 2019.

Securities other than investments, included in current assets and classified as available-for-sale due beyond three months, included:

•	800 million euros of listed securities, of which 276 million euros of Italian treasury bonds purchased respectively by TIM S.p.A. (256 million euros) and Telecom Italia Finance S.A. (20 million euros) and 524 million euros of bonds purchased by Telecom Italia Finance S.A. with different maturities, all with an active market and consequently readily convertible into cash. The purchases of the above government bonds, which, pursuant to Consob Communication no. DEM/11070007 of August 5, 2011, represent investments in “Sovereign debt securities”, have been made in accordance with the Guidelines for the “Management and control of financial risk” adopted by the TIM Group since August 2012, in replacement of the previous policies in force;

•	193 million euros of investments in two monetary funds made by the Brazil Business Unit.

The item “Liquid assets with banks, financial institutions and post offices (maturing beyond 3 months)” includes two deposits of 50 million euros held with Bank of China and Banca Popolare di Sondrio, both of which mature in April 2018.

Cash and cash equivalents decreased by 389 million euros compared to December 31, 2016 and were broken down as follows:

	As of December 31,
	2017	2016
	(millions of euros)
Liquid assets with banks, financial institutions and post offices	2,828	2,491
Checks, cash and other receivables and deposits for cash flexibility	2	1
Securities other than investments (due within 3 months)	745	1,472

Total	3,575	3,964

The different technical forms of investing available cash at December 31, 2017 had the following characteristics:

•	maturities: all deposits have a maximum maturity date of three months;

•	counterparty risk: deposits have been made with leading high-credit-quality banks and financial institutions with a rating of at least BBB- according to Standard & Poor’s with respect to Europe, and with leading local counterparts with respect to investments in South America;

•	Country risk: deposits have been made mainly in major European financial markets.

Securities other than investments (due within 3 months) included 744 million euros (1,471 million euros at December 31, 2016) of Brazilian bank certificates of deposit (Certificado de Depósito Bancário) held by the Brazil Business Unit with premier local banking and financial institutions.